Consolidated Balance Sheets (Parentheticals) - ₪ / shares	Dec. 31, 2020	Dec. 31, 2019
Statement of Financial Position [Abstract]
Ordinary shares, par value (in New Shekels per share)	₪ 0.20	₪ 0.20
Ordinary shares, shares authorized	20,000,000	20,000,000
Ordinary shares, shares issued	13,967,488	13,822,185
Ordinary shares, shares outstanding	13,931,456	13,786,153